Employees	12 Months Ended
Dec. 31, 2014
Compensation Related Costs [Abstract]
EMPLOYEES

3.	EMPLOYEES
The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2014	2013	2012
Total average number of employees for the year	18,200	17,900	17,500

Salaries and benefits expense comprises the following:

	Years ended December 31,
	2014	2013	2012
	(millions)
Salaries and other compensation awards including amortization and write-off of cash retention awards of $10 million, $6 million and $416 million	$2,069	$1,953	$2,258
Share-based compensation	52	42	32
Severance costs	8	32	6
Social security costs	147	135	133
Retirement benefits — defined benefit plan (income) expense	(17)	(4)	2
Retirement benefits — defined contribution plan expense	55	49	44
Total salaries and benefits expense	$2,314	$2,207	$2,475

Severance Costs
Severance costs that have arisen in the normal course of business amounted to $8 million in the year ended December 31, 2014 (2013: $4 million; 2012: $6 million).
During the year ended December 31, 2013, the Company incurred additional salaries and benefits costs of $29 million of which $28 million related to severance costs, in relation to an Expense Reduction Initiative in the first quarter. These costs related to 207 positions that were eliminated.